UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2012

Institutional Investment Manager Filing this Report:
Name: 		Arlington Partners LLC
Address: 	2000 Morris Avenue, Suite 1200
		Birmingham, AL 35203

Form 13F File Number: 28-12345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Sharon D. Taylor
Title:		Compliance Manager
Phone:		205-488-4336

Signature, Place, and Date of Signing:
/s/ Sharon D. Taylor	Birmingham, AL	JANUARY 29, 2013

Report Type:
		[X]	13F HOLDINGS REPORT
		[   ]	13F NOTICE
		[   ]	13F COMBINATION REPORT

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	34
Form 13F Information Table Value Total:	$29,973
						(thousands)

List of Other Included Managers:		NONE
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FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE 	CUSIP		VALUE	SHARES	SH/	PUT/ 	INVST	OTHER	VOTING AUTHORITY
			OF CLASS		(X$1000)	PRN	CALL	DISCR	MNGRS	SOLE	SHARED	NONE
AMERICAN CAPITAL LTD 	COM	02503Y103	120	10000	SH		SOLE	NONE			10000
APPLE INC		COM	037833100	749	1408	SH		SOLE	NONE			1408
BANCO BILBAO VIZCAYA A	COM	05946K101	107	11395	SH		SOLE	NONE			11395
BANK OF AMERICA		COM	060505104	885	76232	SH		SOLE	NONE			76232
BERKSHIRE HATHAWAY INC	COM	084670702	502	5593	SH		SOLE	NONE			5593
CHEVRON CORPORATION	COM	166764100	270	2500	SH		SOLE	NONE			2500
CISCO SYSTEMS		COM	17275R102	261	13300	SH		SOLE	NONE			13300
CUMBERLAND PHARMA	COM	230770109	521	123940	SH		SOLE	NONE			123940
DEUTSCHE BK AG LDN BRH	MUT	25154H749	1561	30000	SH		SOLE	NONE			30000
DUKE ENERGY CORP	COM	26441C204	366	5749	SH		SOLE	NONE			5749
ENTERPRISE PROD PART LP	PAR	293792107	501	10000	SH		SOLE	NONE			10000
EXXON MOBIL CORP	COM	30231G102	305	3524	SH		SOLE	NONE			3524
ISHARES	RUSSELL 2000	MUT	464287655	311	3687	SH		SOLE	NONE			3687
JOHNSON & JOHNSON	COM	478160104	453	6464	SH		SOLE	NONE			6464
MARKET VECTORS		MUT	57060U589	198	10000	SH		SOLE	NONE			10000
PENGROWTH ENERGY TRUST	COM	706902509	50	10000	SH		SOLE	NONE			10000
PEPSICO INC		COM	713448108	219	3205	SH		SOLE	NONE			3205
PFIZER INC		COM	717081103	333 	13286 	SH		SOLE	NONE			13286
PIMCO			MUT	72201R833	4959	48867	SH		SOLE	NONE			48867
PROCTER & GAMBLE CO	COM	742718109	194	2853	SH		SOLE	NONE			2853
PROSHARES TRUST		MUT	74347R883	203	3750	SH		SOLE	NONE			3750
REGIONS FINL CORP NEW	COM	7591EP100	163 	22896 	SH		SOLE	NONE			22896
SPDR GOLD TRUST ETF	MUT	78463V107	831	5131	SH		SOLE	NONE			5131
SPDR			MUT	78464A763	240	4118	SH		SOLE	NONE			4118
SYNOVUS FINANCIAL CORP	COM	87161C105	70	28491	SH		SOLE	NONE			28491
TORCHMARK CORP		COM	891027104	511	9891	SH		SOLE	NONE			9891
TOTAL SYSTEM SERVICES	COM	891906109	199	9294	SH		SOLE	NONE			9294
VANGUARD DIVD APPRE IND	MUT	921908844	7019	106699	SH		SOLE	NONE			106699
VANGUARD BND		MUT	921937835	1884	22424	SH		SOLE	NONE			22424
VANGUARD INTL EQ INDEX	MUT	922042858	3972	89216	SH		SOLE	NONE			89216
WELLS FARGO		COM	949746101	271	7943	SH		SOLE	NONE			7943
WILLIAMS CO		COM	969457100	327	10000	SH		SOLE	NONE			10000
WPX ENERGY INC		COM	98212B103	149	10000	SH		SOLE	NONE			10000
GREENLIGHT CAPITAL RE 	FOR	G4095J109	1269	54968	SH		SOLE	NONE			54968


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